Net results of financial transactions	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Net results of financial transactions
Note 4. Net results of financial transactions

Skr mn	2025	2024	2023
Derecognition of financial instruments not measured at fair value through profit or loss:
Financial assets at amortized cost	3	5	9
Financial assets or liabilities at fair value through profit or loss:
Designated upon initial recognition (FVO)	614	-197	-2,024
Mandatorily	-563	192	2,057
Financial instruments under fair value hedge accounting:
Net results of the hedging instrument	675	1,818	6,808
Net results of the hedged item	-718	-1,853	-6,831
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	7	-5	2
Total net results of financial transactions	18	-40	21